Consolidated Statements of Other Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Net income	$ 77,588	$ 62,112	$ 132,009	$ 239,575
Unrealized loss from hedging financial instruments
Unrealized loss on interest rate swaps, net	(831)	(1,190)	(1,991)	(2,628)
Comprehensive income	76,757	60,922	130,018	236,947
Less: comprehensive income attributable to the non-controlling interest	(1,202)	(1,471)	(1,587)	(2,379)
Comprehensive income attributable to Tsakos Energy Navigation Limited	$ 75,555	$ 59,451	$ 128,431	$ 234,568